Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards
The Company does not have any formal policy that requires it to grant, or avoid granting, equity awards to the executive officers at certain times. Historically, the Compensation Committee has granted equity awards, in the form of stock options, in connection with annual compensation decisions at its first regular meeting of the year, and awards for newly hired executive officers were made at a regular meeting or, when appropriate, in connection with the hire of an executive officer. Commencing in 2025, the Company granted, and expects to continue to grant, annual equity awards on the last business day of February, which will generally occur after the Company has released its financial results and filed the related Annual Report on Form 10-K for the most recently completed fiscal year. As a result, in all cases, the timing of the grant of stock options, has occurred, and will occur, independent of the release of any material, nonpublic information, and the Company does not time the disclosure of material, nonpublic information for the purpose of affecting the value or exercise price of stock options.

Award Timing Method	The Company does not have any formal policy that requires it to grant, or avoid granting, equity awards to the executive officers at certain times. Historically, the Compensation Committee has granted equity awards, in the form of stock options, in connection with annual compensation decisions at its first regular meeting of the year, and awards for newly hired executive officers were made at a regular meeting or, when appropriate, in connection with the hire of an executive officer. Commencing in 2025, the Company granted, and expects to continue to grant, annual equity awards on the last business day of February, which will generally occur after the Company has released its financial results and filed the related Annual Report on Form 10-K for the most recently completed fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a result, in all cases, the timing of the grant of stock options, has occurred, and will occur, independent of the release of any material, nonpublic information, and the Company does not time the disclosure of material, nonpublic information for the purpose of affecting the value or exercise price of stock options.
MNPI Disclosure Timed for Compensation Value	false